Fees and Commissions Income (Tables)	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Details of Fees and Commissions Income
Details of fees and commissions income for the fiscal years ended March 31, 2024, 2025 and 2026 were as follows:

	2024	2025	2026
	(in millions)
Fees and commissions on deposits	¥36,692	¥36,218	¥34,359
Fees and commissions on remittances and transfers	151,919	160,638	167,964
Fees and commissions on foreign trading business	74,772	83,547	92,673
Fees and commissions on credit card business	252,706	276,605	277,759
Fees and commissions on security-related services	278,776	361,442	433,531
Fees and commissions on administration and management services for investment funds	318,057	340,007	351,721
Trust fees	129,393	140,491	155,685
Guarantee fees(1)	51,229	55,141	57,963
Insurance commissions	69,725	76,479	96,776
Fees and commissions on real estate business	68,439	71,619	76,382
Other fees and commissions(2)	478,957	583,540	677,456
Total	¥1,910,665	¥2,185,727	¥2,422,269

Notes:
(1)Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
(2)Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.